Accounting Policies	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2018, which are included in our annual report on Form 20-F.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated financial statements for the nine months ended September 30, 2019 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2018, except for "Leases" as a result of adopting the requirements of ASU 2016-02 “Leases (Topic 842)”(hereafter, ASC 842).

Our revenue contracts and related expense recognition

Contracts relating to our LNG carriers, FSRUs and FLNG asset can take the form of operating leases, finance leases, tolling agreements and management agreements. In addition, we contract a portion of our vessels in the spot market through our collaborative arrangement, the "Cool Pool". Although the substance of these contracts is similar, (they allow our customers to hire our assets and to avail of Golar's management services for a specified day rate) the accounting treatment varies. We outline our policies for determining the appropriate GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, the Company has assessed whether, throughout the period of use, the customer has both of the following:

•	the right to obtain substantially all of the economic benefits from the use of the identified asset; and

•	the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease or a finance lease. An agreement will be a finance lease if any of the following conditions are met:

•	ownership of the asset is transferred at the end of the lease term;

•	the contract contains an option to purchase the asset which is reasonably certain to be exercised;

•	the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset's useful life are not subject to this criterion;

•	the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or

•	the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees and any purchase options are disclosed in note 8. Agreements which include renewal and termination options are included in the lease term if we believe they are "reasonably certain" to be exercised by the lessee or if controlled by the lessor. The determination of whether lessee extension clauses are reasonably certain depends on whether the option contains an economic incentive.

Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relate to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront revenue payments (for example positioning fees) to the consolidated balance sheet and amortize to the consolidated statement of income over the lease term.

Fixed revenue from operating leases is accounted for on a straight line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as both the timing and the pattern of transfer of the components are the same.

Revenue accounting

Contracts within the scope of revenue accounting include our liquefaction services contract relating to the Hilli asset and our management fee services provided to our affiliates (Golar Partners and Golar Power).

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognised evenly over time. We consider our services (the receipt of customer's gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Contractual payment terms for liquefaction services is monthly in arrears. Contract liabilities arise when the customer makes payments in advance of receiving services. The period between when invoicing and when payment is due is not significant.

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services.
The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice.

Our contracts generally have an initial term of one year or less, after which the arrangement continues with a short notice period until the end of the contract, ranging from 30 days to 180 days. Contract assets arise when we render management services in advance of receiving payment from our customers.

Pool revenues and expenses under the Cool Pool arrangement are accounted for in accordance with the guidance for collaborative arrangements when two (or more) parties are active participants in the activity and exposed to significant risk and rewards dependent on the commercial success of the activity. Active participation is deemed to be when participation on the Cool Pool steering committee.

When applying collaborative, arrangement we present our share of net income earned under the Cool Pool across a number of lines in the Income Statement. For net revenue and expenses incurred specifically to Golar vessels and for which we are deemed to be the principal, are presented gross on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses.” For pool net revenues generated by the other participants in the pooling arrangement, these will be presented separately in revenue and expenses from collaborative arrangements. Each participants’ share of the net pool revenues is based on the number of days such vessels participated in the pool.

When no collaborative arrangement is applied, we present our gross share of income earned and costs incurred under the Pool on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses” respectively. For pool net revenues and expenses generated by the other participants in the pooling arrangement, we analogise to the cost of obtaining a contract and expense these costs as incurred and presented within the line item “Voyage, charter hire and commission expenses.”

Impairment of non-current assets

In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the Golar Viking. As of March 31, 2019, although we were still awaiting on LNG Hrvatska to issue Golar a final notice to proceed, we determined that there was sufficient probability of the sale being finalized to trigger an impairment test on the vessel.  The impairment test resulted in a charge of $34.3 million. The fair value of the LNG carrier Golar Viking is categorized within level 2 of the fair value hierarchy, and is based on the average of third party broker valuations. The fair value does not factor in any cash flows associated with the conversion project. The value represents the price that a market participant would pay for a LNG carrier as this is the principal market for the vessel. This is consistent with the fair value methodology that we use for all of our LNG carriers.

In May 2019, a major shareholder of OLT Offshore LNG Toscana S.P.A. (OLT-O) sold its shareholdings which triggered a re-assessment of the carrying value of our investment in OLT-O that was previously recorded at a measurement alternative of cost less impairment as no readily determinable fair value was available. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.

Use of estimates

The preparation of financial statements in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of September 30, 2019, we leased eight vessels under finance leases from wholly-owned special purpose vehicles ("Lessor SPVs") of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these Lessor SPVs, we have determined that we are the primary beneficiary of these entities and, accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short and long-term debt, restricted cash and short-term deposits, non-controlling interests, interest income and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs' debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In relation to the oil derivative instrument, the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long and short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period within "Realized and unrealized gain on oil derivative instrument" as part of the consolidated statement of income.

The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Realized gain on oil derivative instrument	11,979	14,318
Unrealized (loss)/gain on oil derivative instrument	(43,420)	185,770
	(31,441)	200,088

For further information on the nature of this derivative, refer to note 16. The unrealized gain results from movement in oil prices above a contractual floor price over term of the LTA; whereas the realized gain results from monthly billings above the base tolling fee under the LTA.

Changes in presentation of interest income on undesignated interest rate swaps

For the nine months ended September 30, 2018, the "interest income on undesignated interest rate swaps" was incorrectly presented on the face of the statements of income and cashflow. This presentation change has been retrospectively restated for the nine months ended September 30, 2018 as follows:

Unaudited Consolidated Statements of Income	Nine months ended September 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted
(Losses)/gains on derivative instruments	(12,258)	5,322	(6,936)
Other financial items, net	4,621	(5,322)	(701)

Unaudited Statements of Cashflow	Nine months ended September 30, 2018
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	12,258	(5,322)	6,936
Change in assets and liabilities:
Accrued expenses	9,681	5,322	15,003